S000091478 [Member] Investment Strategy - RJ Eagle Municipal Income ETF	Sep. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an actively managed exchange-traded fund. The fund invests, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in municipal securities that pay interest that is exempt from regular federal income tax. Municipal securities generally are issued by or on behalf of states and local governments and their agencies, authorities, and other instrumentalities. The fund may only invest in U.S. dollar-denominated securities. The fund will primarily invest in investment grade municipal securities, which are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, are determined to be of comparable credit quality by Eagle Asset Management, Inc. (“Subadviser”). In the event that ratings services assign different ratings to the same security, the Subadviser generally will use the highest rating as the credit rating for that security. If an investment held by the fund is downgraded below investment grade, the Subadviser may sell the security or continue to hold the security. The fund may invest to a more limited extent in below-investment grade securities, commonly referred to as “high yield securities” or “junk bonds.” The fund also may invest in investment grade municipal securities issued or guaranteed by Puerto Rico or its agencies or instrumentalities. The types of municipal securities in which the fund may invest as a part of its principal investment strategies include general obligation bonds, revenue bonds, pre‑refunded bonds and private activity bonds. The fund also may invest in taxable fixed-income securities, such as U.S. Treasury securities.
The Subadviser seeks to invest in securities with the potential to provide attractive current yields or that are trading at competitive market prices. The Subadviser’s process combines the top‑down analysis of the overall economic and market environment, including factors such as government and U.S.
Federal Reserve policy, the outlook for interest rates and inflation, the global market, the domestic economy, and demographics (i.e., population gains or declines, or changes to the average age of a population), with a bottom‑up fundamental analysis of municipal issuers. The Subadviser selects securities based on a variety of factors, including credit quality, maturity, issuer diversification, and the relative expected after‑tax returns of municipal and taxable fixed-income securities (considering federal tax rates and without regard to state and local income taxes). The Subadviser also considers the tax implications of the fund’s trading activity, such as the realization of taxable gains, in making investment decisions for the fund. The fund seeks to maintain a duration within 2 years of the portfolio duration of the securities comprising the Bloomberg Municipal Bond Index (the “Index”). As of June 30, 2025, the Index’s duration was 6.69 years, which means that the fund would seek to maintain a duration within a range from approximately 4.69 – 8.69 years at that time. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The fund may also invest in variable and floating-rate municipal securities. The fund may invest 25% or more of its total assets in municipal securities that finance education, health care, housing transportation, utilities and other similar projects, or in industrial development bonds. Although the interest received from municipal securities is generally exempt from federal income tax, the fund may invest in municipal securities that pay interest that is subject to the federal alternative minimum tax for certain taxpayers. See the section of the Prospectus entitled “Dividends, Other Distributions and Taxes” for more details.
The fund may lend its securities to broker-dealers and other financial institutions to earn additional income. The fund may also hold cash in a money market deposit account at U.S. Bank, N.A., the fund’s custodian.